DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Begning Balance	$ 6,610,001	$ 395,619
Increases in derivative value due to new issuances			1,290,874
New issuances of debt	478,750
Debt conversions and warrant exercises	(1,911,620)
Change in fair value of derivative liabilities	(4,466,683)	6,105,727	(895,255)
Increases in derivative value to debt discount		208,782
Decrease in derivative value due to note conversions		(100,127)
Ending Balance	710,448	6,610,001	395,619
Preferred Stock [Member]
Begning Balance	5,656
Increases in derivative value due to new issuances
New issuances of debt
Debt conversions and warrant exercises	(5,614)
Change in fair value of derivative liabilities	(42)	5,656
Increases in derivative value to debt discount
Decrease in derivative value due to note conversions
Ending Balance		5,656
Convertible Notes [Member]
Begning Balance	304,675
Increases in derivative value due to new issuances
New issuances of debt	478,750
Debt conversions and warrant exercises
Change in fair value of derivative liabilities	(290,367)	196,020
Increases in derivative value to debt discount		208,782
Decrease in derivative value due to note conversions		(100,127)
Ending Balance	493,058	304,675
Warrants [Member]
Begning Balance	6,299,670	395,619
Increases in derivative value due to new issuances			1,290,874
New issuances of debt
Debt conversions and warrant exercises	(1,906,006)
Change in fair value of derivative liabilities	(4,176,274)	5,904,051	(895,255)
Increases in derivative value to debt discount
Decrease in derivative value due to note conversions
Ending Balance	$ 217,390	$ 6,299,670	$ 395,619